Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued payroll, officers	$ 113,393	$ 31,343
Accrued payroll and payroll taxes	135,234	135,234
Accrued interest	117,411	21,841
Refundable advances	82,500	105,000
Accrued expenses	$ 448,538	$ 293,418